Share-based Awards Plan (Details Textual) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Jul. 31, 2007	Jul. 31, 2007 First Year [Member]	Jul. 31, 2007 Second Year [Member]	Jul. 31, 2007 Thrid Year [Member]	Jul. 31, 2007 Fourth Year [Member]	Jul. 31, 2007 Certain Option At First Year [Member]	Jul. 31, 2007 Certain Option At Second Year [Member]	Jul. 31, 2007 Certain Options Two After First Year [Member]	Jul. 31, 2007 Certain Options Two After Second Year [Member]	Jul. 31, 2007 Certain Options Two After Third Year [Member]	Jul. 31, 2007 Accounting Purpose [Member] First Year [Member]	Jul. 31, 2007 Accounting Purpose [Member] Second Year [Member]	Jul. 31, 2007 Accounting Purpose [Member] Thrid Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						15,000,000
Share Based Compensation Arrangement By Share Based Payment Award Shares Vesting Percentage							30.00%	30.00%	20.00%	20.00%	50.00%	50.00%	33.40%	33.30%	33.30%	60.00%	20.00%	20.00%
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		$ 0.04	0.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	3.5	$ 0.6	3.8	3.1	14.4
Term of options granted		10 years	10 years